Employees (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation

Staff costs	€ million 2019	€ million 2018	€ million 2017
Wages and salaries	(5,364)	(5,346)	(5,416)
Social security costs	(541)	(571)	(613)
Other pension costs	(334)	(439)	(399)
Share-based compensation costs	(151)	(196)	(284)

	(6,390)	(6,552)	(6,712)

Average number of employees during the year	‘000 2019	‘000 2018	‘000 2017
Asia/AMET/RUB	84	88	93
The Americas	40	40	41
Europe	29	30	31

	153	158	165

Key management compensation	€ million 2019	€ million 2018	€ million 2017
Salaries and short-term employee benefits	(42)	(40)	(34)
Post-employment benefits	–	–	–
Share-based benefits (a)	(16)	(13)	(26)

	(58)	(53)	(60)
Of which: Executive Directors	(9)	(13)	(17)
Other (b)	(49)	(40)	(43)
Non-Executive Directors’ fees	(2)	(2)	(2)

	(60)	(55)	(62)

(a)
Share-based benefits are shown
based on the expense recognised in the income statement. Share-based benefits compensation for key management on a vesting basis is €17 million (2018: €19 million; 2017: €20 million).

(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the
principal defined benefit plans (representing approximately
96
% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2019		31 December 2018
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	1.9%	3.9%	2.7%	4.8%
Inflation	2.3%	n/a	2.5%	n/a
Rate of increase in salaries	2.9%	3.0%	2.8%	3.0%
Rate of increase for pensions in payment (where provided)	2.2%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.4%	n/a	2.6%	n/a
Long-term medical cost inflation	n/a	5.4%	n/a	5.3%

The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate within the next five
years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
For the UK and Netherlands pension plans, representing approximately
69
% of all defined benefit pension liabilities, the assumptions used at 31 December 2019 and 2018 were:

	United Kingdom		Netherlands
	2019	2018	2019	2018
Discount rate	2.0%	2.8%	1.1%	1.8%
Inflation	2.9%	3.2%	1.5%	1.6%
Rate of increase in salaries	3.2%	3.1%	2.0%	2.1%
Rate of increase for pensions in payment (where provided)	2.8%	3.1%	1.5%	1.6%
Rate of increase for pensions in deferment (where provided)	2.8%	3.1%	1.5%	1.6%

Number of years a current pensioner is expected to live beyond age 65:
Men	21.6	22.1	22.6	22.5
Women	23.4	24.0	24.1	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	22.7	24.5	24.4
Women	24.6	25.6	26.2	26.1

Summary of Charge to Operating Profit
The charge to the income statement comprises:

	Notes	€ million 2019	€ million 2018	€ million 2017
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(216)	(220)	(245)
Employee contributions		17	17	18
Special termination benefits		(5)	(16)	(4)
Past service cost including (losses)/gains on curtailments		65	(41)	23
Settlements		(2)	–	4
Defined contribution plans		(193)	(179)	(195)

Total operating cost	4A	(334)	(439)	(399)

Finance income/(cost)	5	(30)	(25)	(96)

Net impact on the income statement (before tax)		(364)	(464)	(495)

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability
Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability.

	€ million 2019	€ million 2018	€ million 2017
Return on plan assets excluding amounts included in net finance income/(cost)	2,385	(1,108)	1,475
Actuarial gains/(losses) arising from changes in demographic assumptions	183	42	222
Actuarial gains/(losses) arising from changes in financial assumptions	(2,138)	611	(210)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(12)	18	133
Change in asset ceiling, excluding amounts included in finance cost	(37)	–	–

Total of defined benefit costs recognised in other comprehensive income	381	(437)	1,620

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2019		€ million 2018
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	23,749	14	20,867	13
Present value of liabilities	(23,438)	(484)	(21,288)	(466)

Computed net assets/(liabilities)	311	(470)	(421)	(453)

Irrecoverable surplus (a)	(37)	—	—	—
Net pension assets/(liabilities)	274	(470)	(421)	(453)

Of which in respect of:
Funded plans in surplus:
Liabilities	(17,772)	—	(16,182)	—
Assets	20,229	2	17,909	1

Aggregate Surplus:	2,457	2	1,727	1
Irrecoverable surplus	(37)	—	—	—
Pension asset net of liabilities	2,420	2	1,727	1
Funded plans in deficit:
Liabilities	(4,657)	(32)	(4,149)	(30)
Assets	3,520	12	2,958	12

Pension liability net of assets	(1,137)	(20)	(1,191)	(18)
Unfunded plans:
Pension liability	(1,009)	(452)	(957)	(436)

(a)
A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.

Summary of Movements in Assets
Movements in assets during the year:
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	10,329	4,996	5,555	20,880	11,038	5,357	5,987	22,382
Employee contributions	—	—	17	17	—	—	17	17
Settlements	—	—	—	—	—	—	(1)	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	588	564	2,385	(459)	(303)	(346)	(1,108)
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
Interest income	292	89	192	573	274	95	182	551
Employer contributions	94	14	293	401	95	14	274	383
Benefit payments	(455)	(165)	(588)	(1,208)	(472)	(166)	(561)	(1,199)
Currency retranslation	629	—	84	713	(147)	—	12	(135)
Others	—	—	2	2	—	(1)	(9)	(10)

31 December	12,122	5,522	6,082	23,726	10,329	4,996	5,555	20,880

Summary of Movements in Liabilities
Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	(9,739)	(4,664)	(7,351)	(21,754)	(10,255)	(4,913)	(7,775)	(22,943)
Current service cost	(104)	(4)	(108)	(216)	(109)	(4)	(107)	(220)
Special termination benefits	—	—	(5)	(5)	—	—	(16)	(16)
Past service costs including (losses)/gains on curtailments	56	—	9	65	(46)	8	(3)	(41)
Settlements	—	—	(2)	(2)	—	—	1	1
Interest cost	(276)	(82)	(245)	(603)	(254)	(87)	(235)	(576)
Actuarial gain/(loss) arising from changes in demographic assumptions	157	14	12	183	—	53	(11)	42
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	(511)	(672)	(2,138)	351	84	176	611
Actuarial gain/(loss) arising from experience adjustments	(44)	(15)	47	(12)	(45)	37	26	18
Benefit payments	455	165	588	1,208	472	166	561	1,199
Currency retranslation	(551)	—	(77)	(628)	147	—	14	161
Others	—	—	(20)	(20)	—	(8)	18	10

31 December	(11,001)	(5,097)	(7,824)	(23,922)	(9,739)	(4,664)	(7,351)	(21,754)

Summary of Movements in (Deficit)/Surplus
Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	590	332	(1,796)	(874)	783	444	(1,788)	(561)
Current service cost	(104)	(4)	(108)	(216)	(109)	(4)	(107)	(220)
Employee contributions	—	—	17	17	—	—	17	17
Special termination benefits	—	—	(5)	(5)	—	—	(16)	(16)
Past service costs including (losses)/gains on curtailments	56	—	9	65	(46)	8	(3)	(41)
Settlements	—	—	(2)	(2)	—	—	—	—
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	588	564	2,385	(459)	(303)	(346)	(1,108)
Interest cost	(276)	(82)	(245)	(603)	(254)	(87)	(235)	(576)
Interest income	292	89	192	573	274	95	182	551
Actuarial gain/(loss) arising from changes in demographic assumptions	157	14	12	183	—	53	(11)	42
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	(511)	(672)	(2,138)	351	84	176	611
Actuarial gain/(loss) arising from experience adjustments	(44)	(15)	47	(12)	(45)	37	26	18
Employer contributions	94	14	293	401	95	14	274	383
Benefit payments	—	—	—	—	—	—	—	—
Currency retranslation	78	—	7	85	—	—	26	26
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
Others	—	—	(18)	(18)	—	(9)	9	—
31 December	1,121	425	(1,742)	(196)	590	332	(1,796)	(874)

Movements In Irrevocable Surplus
Movements in irrecoverable surplus during the year:

	UK	Netherlands	Rest of world	€ million 2019 Total	UK	Netherlands	Rest of world	€ million 2018 Total
1 January	—	—	—	—	—	—	—	—
Change in asset ceiling, excluding amounts included in finance cost	—	—	(37)	(37)	—	—	—	—
31 December	—	—	(37)	(37)	—	—	—	—

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants
The duration of the principal defined benefit plan liabilities (representing
96
% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world (a)	2019 Total	UK	Netherlands	Rest of world (a)	2018 Total
Duration (years)	18	19	13	7 to 23	17	18	12	7 to 23
Active members	14%	14%	21%	16%	12%	15%	21%	15%
Deferred members	34%	41%	17%	31%	33%	38%	16%	29%
Retired members	52%	45%	62%	53%	55%	47%	63%	56%

(a)	Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits
The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:
The group of plans within “Rest of world” category in the tables below are not materially different
with respect to their risks that would require disaggregated disclosure.

	€ million 31 December 2019				€ million 31 December 2018
	UK	Netherlands	Rest of world	2019 Total	UK	Netherlands	Rest of world	2018 Total
Total plan assets	12,122	5,522	6,105	23,749	10,329	4,996	5,542	20,867
Assets
Equities total	4,173	1,831	1,752	7,756	3,182	1,594	1,505	6,281
Europe	930	517	583	2,030	731	480	451	1,662
North America	2,312	825	707	3,844	1,723	714	682	3,119
Other	931	489	462	1,882	728	400	372	1,500
Fixed income total	5,317	2,795	3,250	11,362	4,963	2,595	2,947	10,505
Government bonds	2,711	765	1,369	4,845	2,474	769	1,253	4,496
Investment grade corporate bonds	1,120	542	1,272	2,934	984	502	1,167	2,653
Other fixed income	1,486	1,488	609	3,583	1,505	1,324	527	3,356
Private equity	325	65	6	396	363	82	2	447
Property and real estate	916	491	321	1,728	852	451	276	1,579
Hedge funds	688	–	69	757	663	–	120	783
Other	454	289	415	1,158	435	293	389	1,117
Other plans	–	–	300	300	–	–	312	312
Assets/fund (liabilities) that are not employee benefits
Derivatives	249	51	(8)	292	(129)	(19)	(9)	(157)

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK		Netherlands		Total
Discount rate	Increase by 0.5%	(8	) %	(9	) %	(8	) %
Inflation rate	Increase by 0.5%	6%		9%		6%
Life expectancy	Increase by 1 year	5%		5%		5%
Long-term medical cost inflation (b)	Increase by 1.0%	0%		0%		3%

(b)	Long-term medical cost inflation only relates to post-retirement medical plans.

Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits
The table below sets out these amounts:

	€ million 2020 Estimate	€ million 2019	€ million 2018	€ million 2017
Company contributions to funded plans:
Defined benefit (a)	340	244	238	954
Defined contributions	210	193	179	195
Benefits paid by the company in respect of unfunded plans:
Defined benefit	150	157	144	151

Group cash flow in respect of pensions and similar benefits	700	594	561	1,300

(a)
Following the conclusion of the 2019 Funding valuation of the US Unicare Pension plan, the Group will contribute $100 million into the plan
in 2020. Deficit contributions to the US pension
plan
are expected to be nil for the following few years. Following the conclusion of the 2016 triennial valuation of the UK pension fund the Group
,
in agreement with the trustees, decided to contribute £600 million into the fund in 2017. Following conclusion of the 2019 triennial valuation of the UK pension fund, deficit contributions to this fund are expected to be nil for the next few years.

Schedule of Income Statement Charge
The charge in each of the last three years is shown below, and relates to equity-settled plans:

Income statement charge	€ million 2019	€ million 2018	€ million 2017
Performance share plans	(142)	(183)	(273)
Other plans	(9)	(13)	(11)

	(151)	(196)	(284)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information
A summary of the status of the Performance Share Plans as at 31 December 2019, 2018 and 2017 and changes during the years ended on these dates is presented below:

	2019 Number of shares	2018 Number of shares	2017 Number of shares
Outstanding at 1 January	13,634,518	13,684,747	14,818,060
Awarded	4,538,771	6,870,882	4,962,345
Vested	(6,041,011)	(5,854,388)	(4,723,861)
Forfeited	(994,477)	(1,066,723)	(1,371,797)

Outstanding at 31 December	11,137,801	13,634,518	13,684,747

Share award value information	2019	2018	2017
Fair value per share award during the year	€48.22	€42.44	€42.59